Reconciliation Of Effective Tax Rate (Detail)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
US federal income tax rates	35.00%	35.00%	35.00%
US state income taxes	2.50%	2.70%	2.70%
Differences between US federal and foreign statutory income tax rates	(0.90%)	(0.60%)	(1.00%)
Expenditures permanently disallowable for tax purposes, net of permanent tax benefits	0.60%	0.80%	1.10%
Benefit of intra-group financing and services arrangements	(2.10%)	(2.10%)	(2.00%)
Other items	(0.10%)	(0.40%)	(0.40%)
Effective tax rate	35.00%	35.40%	35.40%